Operating Leases - Schedule of Fixed and Variable Lease Payments (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Schedule of Fixed and Variable Lease Payments [Line Items]
Fixed payments	$ 733,557	$ 960,101	$ 977,778
Variable payments		9,456	33,396
Total payments	733,557	969,557	1,011,174
Number of Lease Without Variable Lease Payments One [Member]
Schedule of Fixed and Variable Lease Payments [Line Items]
Fixed payments	669,056
Variable payments
Total payments	669,056
Lease with variable lease payments Four [Member]
Schedule of Fixed and Variable Lease Payments [Line Items]
Fixed payments	54,440
Variable payments
Total payments	54,440
Number of Warehouse Without Variable Lease Payments One [Member]
Schedule of Fixed and Variable Lease Payments [Line Items]
Fixed payments	10,061	11,439	12,599
Variable payments
Total payments	$ 10,061	11,439	12,599
Number of Lease Without Variable Lease Payments Two [Member]
Schedule of Fixed and Variable Lease Payments [Line Items]
Fixed payments		683,191	709,073
Variable payments
Total payments		683,191	709,073
Number of Lease With Variable Lease Payments One [Member]
Schedule of Fixed and Variable Lease Payments [Line Items]
Fixed payments		265,471	256,106
Variable payments		9,456	33,396
Total payments		$ 274,927	$ 289,502